FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Interest rate risk (Details) - Interest rate risk [member]	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Group's debts that interest rates are fixed	91.34%
Weighted average term of Group's debt balance outstanding	8 years 6 months 29 days